Note 6 - Term Loans Payable (Details Textual) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 04, 2024	Mar. 31, 2024	May 01, 2023	Mar. 31, 2023	Mar. 31, 2022
Statement Line Items [Line Items]
Total borrowings	$ 544,552		$ 544,552			$ 1,138,520
Interest paid, classified as financing activities			78,630	$ 104,579
Loan agreement with related party [member]
Statement Line Items [Line Items]
Total borrowings								$ 1,145,520	$ 145,520
Borrowings, interest rate					9.00%		11.35%	8.35%
Interest costs incurred	19,476	$ 32,771	84,662	98,066
Interest paid, classified as financing activities	$ 13,444	$ 22,117	78,630	104,579
Repayments of borrowings, classified as financing activities			$ 600,000	$ 0